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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-02704


                   	  Pioneer Tax Free Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31

Date of reporting period:  September 30, 2009

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

           Pioneer Tax Free Income Fund
           Schedule of Investments  9/30/09 (unaudited)

Shares                                                               Value

           COMMON STOCK - 0.4 %
           Transportation - 0.4 %
           Airlines - 0.4%
208,793    Delta Air Lines, Inc. *                                $1,870,785
           TOTAL COMMON STOCK
           (Cost  $4,839,444)                                     $1,870,785

           MUNICIPAL BONDS - 96.4 %
           Alabama - 1.1 %
5,000,000  Huntsville-Redstone VLG Alabama, 5.5%, 1/1/43          $3,972,850
1,500,000  Sylacauga Alabama Health Care Authority, 6.0%, 8/1/35   1,214,250
                                                                  $5,187,100
           Arizona - 5.6 %
10,000,000 Phoenix Arizona Civic Import Corp., Floating Rate Note,$8,833,400 4,000,000 Phoenix Arizona Civic Import Corp. District Revenue, 0. 3,767,600 8,005,000 Phoenix Arizona Civic Import Corp. District Revenue; 0. 7,493,721
530,000    Pima County Arizona Industrial, 6.375%, 7/1/31           458,090
969,000    Pima County Arizona Industrial Development Authority, 6  877,585
3,470,000  Pima County Arizona Development Authority, 5.0%, 9/1/39 3,866,378
                                                                  $25,296,774
           California - 5.9 %
1,470,000  California Municipal Finance Authority, 5.875%, 10/1/34$1,513,071
1,000,000  California State, 4.25%, 8/1/33                          883,450
4,875,000 California Statewide Communities Development Authority, 4,486,024 5,125,000 California Statewide Communities Development Authority, 4,555,356 1,000,000 Franklin-McKinley California School District, 6.0%, 7/1 1,201,730 15,000,000 Golden State Tobacco Security Corp. California, 5.125%, 11,250,450
1,175,000  Lucia Mar University School District, 0.0%, 8/1/20       702,251
1,505,000  Santa Maria California Joint, 0.0%, 8/1/27               550,589
3,600,000  Saugus California University School District 0.0%, 8/1/ 1,744,560
                                                                  $26,887,481
           Colorado - 1.6 %
3,000,000  Colorado Educational & Cultural Facilities Authority, 5$1,952,190
2,750,000  Colorado Health Facilities Revenue, 5.25%, 11/15/35     2,790,618
2,500,000  Colorado Health Facilities Revenue, 5.25%, 6/1/36       2,454,050
30,000     Colorado Housing Finance Authority, Series B-3, 6.55%,    31,110
                                                                  $7,227,968
           Connecticut - 1.7 %
1,000,000  Connecticut State Health & Education, 5.5%, 7/1/17     $1,016,150
2,470,000  Mohegan Tribe Indians Connecticut, 6.25%, 1/1/31 (144A) 1,896,219
1,500,000  Mohegan Tribe Indians Connecticut, 5.25%, 1/1/33         991,740
3,670,000  Town of West Hartford Connecticut, 4.0%, 10/1/24        3,914,752
                                                                  $7,818,861
           District of Columbia - 2.2 %
10,000,000 District of Columbia Tobacco Settlement Financing Corp.$10,068,000
                                                                  $10,068,000
           Florida - 6.1 %
2,500,000  County of Miami-Dade, 5.5%, 10/1/41                    $2,621,725
1,000,000  Dade County Florida General, 7.7%, 10/1/12              1,172,030
970,000    Highlands County Health, 5.0%, 11/15/24                  995,142
5,435,000 Lee County Florida Industrial Development Authority, 4. 5,004,276 2,000,000 Lee County Florida Industrial Development Authority, 5. 1,409,760
540,000    Madison County Florida Revenue, 6.0%, 7/1/25             409,790
2,025,000  Miami Beach Florida Health Facilities, 5.375%, 11/15/28 1,678,968
500,000    Miami Beach Health Facilities Authority, 6.7%, 11/15/19  506,815
1,400,000  Orange County Health Facilities, 5.5%, 7/1/38           1,078,112
14,705,000 Tampa-Hillsborough County Florida, 4.0%, 7/1/34         12,818,054
                                                                  $27,694,672
           Georgia - 2.3 %
5,750,000  Burke County Development, 7.0%, 1/1/23                 $6,924,955
4,000,000  Houston County Georgia Hospital Authority Revenue, 5.0% 3,585,640
                                                                  $10,510,595
           Iowa - 0.6 %
500,000    Altoona Iowa Urban Renewal Tax ,5.625%, 6/1/23         $ 526,400
4,000,000  Iowa Finance Authority Senior Housing, 5.625%, 12/1/45  1,989,840
                                                                  $2,516,240
           Idaho - 0.2 %
1,000,000  Idaho Housing & Finance Association, 5.65%, 7/1/26     $1,040,200
                                                                  $1,040,200
           Illinois - 5.4 %
4,000,000  Chicago Illinois O'Hare International Airport, 5.5%, 12$2,829,160
120,000    Chicago Illinois Single Family Mortgage, 6.45%, 9/1/29   122,419
4,580,000  Illinois Development Finance Authority Revenue, 5.25%,  4,734,438
5,000,000  Illinois Finance Authority, 5.0%, 4/1/31                4,411,400
5,000,000  Illinois Finance Authority, 5.0%, 4/1/36                4,316,900
4,000,000  Illinois Finance Authority, 5.5%, 8/15/30               3,936,320
20,000,000 Metropolitan Pier & Exposition Authority Illinois Dedic 4,071,800
                                                                  $24,422,437
           Indiana - 3.3 %
250,000    East Chicago Indiana Exempt Facilities, 7.0%, 1/1/14   $ 240,090
8,500,000  Indiana Health & Educational Facility Authority, 5.0%,  8,013,375
4,135,000  Indiana State Development Finance, 5.75%, 10/1/11       4,042,169
1,400,000 Indianapolis Local Public Improvement Board Revenue, 6. 1,559,796 1,000,000 Lawrence Township Metropolitan School District Revenue, 1,118,050
                                                                  $14,973,480
           Kentucky - 0.3 %
1,500,000  Louisville & Jefferson County Kentucky Metro Government$1,485,045
                                                                  $1,485,045
           Louisiana - 4.9 %
215,000    Louisiana Public Facilities Authority Revenue, 6.25%, 1$ 211,646
10,000,000 Louisiana Public Facilities Authority, 5.5%, 5/15/47    9,816,900
1,085,000  Louisiana Local Government Environmental Community, 5.2 1,064,515
8,000,000  St John Baptist Parish La Rev 5.125%, 6/1/37            7,639,920
3,335,000  Tobacco Settlement Financing Corporation Revenue, 5.875 3,228,013
                                                                  $21,960,994
           Massachusetts - 9.0 %
1,680,000 Massachusetts Developmental Finance Agency, 5.25%, 10/1$1,594,303 3,320,000 Massachusetts Developmental Finance Agency, 5.25%, 10/1 3,068,676 1,100,000 Massachusetts Developmental Finance Agency, 5.625%, 10/ 1,055,373 2,635,000 Massachusetts Developmental Finance Agency, 6.25%, 10/1 2,417,797 1,000,000 Massachusetts Developmental Finance Agency, 5.7%, 10/1/ 915,580 4,750,000 Massachusetts Health & Educational Facilities Authority 4,821,773 1,000,000 Massachusetts Health & Educational Facilities Authority 1,052,320 2,000,000 Massachusetts Health & Educational Facilities Authority 2,045,500 2,500,000 Massachusetts Health & Educational Facilities, 5.5%, 7/ 1,632,175 2,150,000 Massachusetts Health & Educational Facilities Authority 2,179,090 1,145,000 Massachusetts Health & Educational Facilities Authority 1,165,621 5,000,000 Massachusetts Health & Educational Facilities Authority 6,290,550
500,000    Massachusetts State Development Finance Agency, 5.5%, 1  422,015
1,600,000 Massachusetts State Health & Educational Facilities Aut 1,534,480 4,500,000 Massachusetts State Health & Educational, 4.625%, 8/15/23,467,745 2,120,000 Massachusetts State Health & Educational, 5.625%, 7/1/2 2,112,198
40,000     Massachusetts State Health & Educational, 6.0%, 7/1/18    43,073
1,550,000  Massachusetts State Health & Education, 5.25%, 7/15/18  1,494,882
3,750,000  Massachusetts State Health, 5.25%, 7/1/38               3,452,963
200,000    Massachusetts State Health and Educational Facilities,   207,720
                                                                  $40,973,834
           Maryland - 1.0 %
3,000,000  Frederick County Maryland, 5.625%, 9/1/38              $2,769,180
1,000,000  Maryland State Economic Development, 5.0%, 12/1/16       659,300
660,000    Maryland State Economic Development, 5.0%, 12/1/16       435,138
1,000,000  Maryland State Economic Development, 5.0%, 12/1/31       615,650
                                                                  $4,479,268
           Michigan - 1.6 %
1,500,000  John Tolfree Health System, 6.0%, 9/15/23              $1,357,770
1,545,000 Meridian Michigan Economic Development Corridor, 5.25%, 1,167,835 3,340,000 Michigan Public Educational Facilities Authority Revenu 2,529,916 2,000,000 Michigan State Hospital Finance Authority, 5.25%, 11/15 1,600,380 1,000,000 Michigan State Hospital Finance Authority, 5.5%, 11/15/ 757,490
                                                                  $7,413,391
           Minnesota - 1.2 %
5,000,000  Becker, Minnesota Pollution Control Revenue Northern St$5,626,850
                                                                  $5,626,850
           Mississippi - 2.3 %
1,800,000 Columbus Mississippi Industrial Development Revenue, 5.$1,782,486 7,950,000 Lowndes County Mississippi Solid Waste Disposal & Pollu 8,751,360
                                                                  $10,533,846
           North Carolina - 1.7 %
4,225,000  Charlotte-Mecklenburg, 5.0%, 1/15/22                   $4,590,970
1,000,000  North Carolina Capital Facilities Finance Agency Studen  937,420
1,000,000 North Carolina Capital Facilities Finance Agency Studen 910,280 2,000,000 North Carolina Capital Facilities Finance, 4.5%, 10/1/2 1,462,680
                                                                  $7,901,350
           New Hampshire - 2.8 %
3,750,000 New Hampshire Health & Education Facilities, 5.0%, 10/1$3,545,025 5,000,000 New Hampshire Health & Education Facilities, 5.0%, 10/1 4,682,100 2,250,000 New Hampshire Health & Education Facilities Authority R 2,302,155 2,000,000 New Hampshire Health & Educational Facilities Authority 2,032,160
                                                                  $12,561,440
           New Jersey - 3.2 %
1,250,000  Camden County New Jersey Import Authority, 5.75%, 2/15/$1,161,900
500,000    New Jersey Economic Development Authority, 5.3%, 11/1/2  431,110
450,000    New Jersey Economic Development Authority, 5.375%, 11/1  358,425
610,000    New Jersey Economic Development Authority, 5.75%, 1/1/2  554,008
5,060,000  New Jersey Economic Developmental Authority Special Fac 5,062,378
850,000    New Jersey Health Care Facilities, 5.125%, 7/1/14        850,017
1,005,000  New Jersey State Housing & Mortgage, 3.85%, 11/1/18     1,005,814
2,140,000 New Jersey Health Care Facilities Finance Authority, 5. 1,854,866 3,500,000 New Jersey Health Care Facilities Finance Authority, 7. 3,218,705
                                                                  $14,497,223
           New Mexico - 0.2 %
1,000,000  Dona Ana County New Mexico Pilt Revenue, 5.25%, 12/1/25$1,009,830
                                                                  $1,009,830
           New York - 3.8 %
2,500,000  Albany Individual Development, 5.25%, 11/15/32         $2,453,875
1,000,000  Albany Individual Development, 6.0%, 7/1/19              887,890
4,400,000  New York State Dorm Authority, 0.0%, 7/1/39             4,045,404
5,515,000  New York State Dorm Authority, 5.24%, 7/1/24            6,140,180
1,000,000 Suffolk County New York Industrial Development, 5.5%, 1 700,900 3,000,000 Ulster County Industrial Development Agency, 6.0%, 9/15 2,794,260
                                                                  $17,022,509
           Ohio - 2.8 %
6,000,000  Buckeye Ohio Tobacco Settlement, 6.5%, 6/1/47          $5,337,300
1,500,000  Cuyahoga County Ohio Health, 6.0%, 5/15/37              1,285,275
1,500,000  Cuyahoga County Ohio Health, 6.0%, 5/15/37              1,258,470
5,000,000  Lake County Ohio Hospital Municipal, 6.0%, 8/15/43      4,954,500
                                                                  $12,835,545
           Oklahoma - 2.5 %
10,000,000 Tulsa Airports Improvement Trust, 7.05%,  6/1/17       $11,171,800
                                                                  $11,171,800
           Oregon - 0.0 %
185,000    Klamath Falls Inter-Community Hospital Authority Revenu$ 175,733
                                                                  $ 175,733
           Pennsylvania - 4.7 %
3,000,000 Allegheny County Pennsylvania Hospital Development Auth$2,335,560 3,675,000 Allentown Pennsylvania Area Hospital Authority, 6.0%, 1 3,538,805
1,000,000  Columbia County Pennsylvania Hospital Authority, 5.8%,   965,500
1,000,000  Montgomery County Pennsylvania Industrial, 5.0%, 12/1/2  971,970
1,000,000  Montgomery County Pennsylvania Industrial, 5.0%, 12/1/3  929,570
13,900,000 Philadelphia Pennsylvania Hospital, 5.0%, 7/1/34        11,755,369
65,000     Sayre Pennsylvania Health Care Facilities Authority, 5.   66,887
460,000    Scranton-Lackawanna Pennsylvania Health & Welfare, 6.05  455,598
                                                                  $21,019,259
           Puerto Rico - 0.2 %
75,000     Puerto Rico Public Buildings Authority Revenue, 5.25%, $  85,997
925,000    Puerto Rico Public Buildings Authority Revenue, 5.25%,   921,189
                                                                  $1,007,186
           Rhode Island - 1.1 %
65,000     Rhode Island State Health & Educational Building Corp.,$  67,697
5,200,000  Tobacco Settlement Financing Corp., 6.25%, 6/1/42       5,128,188
                                                                  $5,195,885
           South Dakota - 0.0 %
65,000     South Dakota Conservancy District Revenue, 5.625%, 8/1/$  65,258
                                                                  $  65,258
           Tennessee - 1.9 %
1,000,000  Johnson City Tennessee Health & Education, 5.5%, 7/1/36$1,000,460
1,000,000  Knox County Health Facility, 6.375%, 4/15/22            1,042,200
4,000,000  Knox County Health Facility, 6.5%, 4/15/31              4,121,840
5,960,000  Sumner County Tennessee Health Educational, 5.5%, 11/1/ 2,265,396
                                                                  $8,429,896
           Texas - 8.1 %
3,000,000  Brazos River Authority Pollution Control Revenue, 7.7%,$1,710,000
4,260,000  City of Fort Worth Texas, 5.0%, 3/1/23                  4,851,373
5,000,000  City of Houston Texas, 5.25%, 5/15/26                   5,370,450
3,000,000  County of Hays Texas, 5.0%, 2/15/29                     3,238,170
13,885,000 Dallas-Fort Worth Texas International Airport, 6.0%, 11 12,344,320
3,000,000  Richardson Texas Hospital Authority, 6.0%, 12/1/34      2,692,440
1,000,000  Seguin, Texas Higher Educational Facilities, 5.0%, 9/1/  981,290
3,500,000  Texas State, Floating Rate Note, 9/30/11                3,925,810
20,000     Whitehouse Texas Independent School District, 4.8%, 2/1   20,062
1,265,000  Willacy County Texas Local Government, 6.0%, 9/1/10     1,256,600
                                                                  $36,390,515
           Virginia - 2.4 %
1,500,000 Prince William County Virginia Industrial Development A$1,428,435 3,925,000 Prince William County Virginia Industrial Development A 3,610,451
5,000,000  Virginia College Buildings, 5%, 2/1/25                  5,703,450
                                                                  $10,742,336
           Vermont - 0.3 %
1,295,000  Vermont Educational & Health Buildings, 5.0%, 7/1/24   $1,274,992
                                                                  $1,274,992
           Washington - 2.9 %
10,500,000 Tobacco Settlement Authority Washington, 6.625%, 6/1/32$10,626,105
2,500,000  Washington State Housing, 5.25%, 1/1/17                 2,342,575
                                                                  $12,968,680
           Wisconsin - 1.2 %
1,430,000  Adams-Friendship School District, 6.5%, 4/1/16         $1,730,556
3,500,000  Wisconsin State Health & Educational Facilities Authori 3,505,215
                                                                  $5,235,771
           TOTAL MUNICIPAL BONDS
           (Cost  $456,747,702)                                  $435,622,244

           MUTUAL FUND - 0.7 %
3,000,000  Blackrock Liquidity Funds MuniFund Portfolio *         $3,000,000
           TOTAL MUTUAL FUND
           (Cost  $3,000,000)                                     $3,000,000

           TOTAL INVESTMENT IN SECURITIES - 97.5%
           (Cost  $464,587,146) (a)                              $440,493,029

           OTHER ASSETS AND LIABILITIES - 2.5%                   $11,500,297

           TOTAL NET ASSETS - 100.0%                             $451,993,326

*          Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At September 30, 2009, the value of these securities amounted to $1,896,289 or 0.4% of total net assets.

(a) At September 30, 2009, the net unrealized loss on investments based on cost for federal income tax purposes of $464,780,016 was as follows:

           Aggregate gross unrealized gain for all investments
           in which there is an excess of value over tax cost     $2,127,187

           Aggregate gross unrealized loss for all investments
           in which there is an excess of tax cost over value    (26,414,174)

           Net unrealized loss                                  $(24,286,987)

           Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.
           Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.
           Level 1 - quoted prices in active markets for identical securities Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
           Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

           The following is a summary of the inputs used as of September 30, 2009, in valuing the Fund's assets:

                       Level 1        Level 2     Level 3         Total
Municipal Bonds         $0          $435,622,244      $0      $435,622,244
Common Stocks            1,870,785        0            0         1,870,785
Mutual Fund              3,000,000        0            0         3,000,000
Total                   $4,870,785  $435,622,244      $0      $440,493,029


ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Tax Free Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date November 27, 2009


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date November 27, 2009



By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date November 27, 2009

* Print the name and title of each signing officer under his or her signature.